Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Premiums	$ 4,397	$ 4,461	$ 4,559
Policy fees	68,839	65,756	58,599
Premiums and policy fees, ceded	(1,329)	(1,347)	(1,442)
Net premiums and policy fees	71,907	68,870	61,716
Interest and similar income, net	29,558	27,387	28,859
Change in fair value of assets and liabilities	(41,554)	11,373	66,806
Realized investment (losses) gains, net	(205)	583	77
Fee, commission, and other revenue	7,051	7,221	6,864
Total revenue	66,757	115,434	164,322
Benefits and expenses:
Policyholder benefits	6,242	11,601	7,993
Change in fair value of annuity and life embedded derivatives	(13,191)	60,876	112,364
Benefit recoveries	(1,099)	(1,256)	(1,099)
Net interest credited to account values	13,660	16,290	24,635
Net benefits and expenses	5,612	87,511	143,893
Commissions and other agent compensation	22,023	23,976	25,275
General and administrative expenses	17,925	17,816	14,514
Change in deferred acquisition costs, net	4,814	(8,165)	(15,064)
Total benefits and expenses	50,374	121,138	168,618
Income (loss) from operations before income taxes	16,383	(5,704)	(4,296)
Income tax expense (benefit):
Current	21	9,567	4,774
Deferred	2,922	(14,008)	(7,907)
Income tax (benefit) expense as reported	2,943	(4,441)	(3,133)
Net income (loss)	13,440	(1,263)	(1,163)
Realized investment losses, net:
Total other-than-temporary impairment losses on securities	(387)	(184)	0
Portion of loss recognized in other comprehensive income	0	0	0
Net impairment losses recognized in realized investment losses, net	(387)	(184)	0
Other net realized gains	182	767	77
Net realized investment (losses) gains	$ (205)	$ 583	$ 77